Marketable Securities Held in Trust Account (Tables)	12 Months Ended
Dec. 31, 2018
Marketable securities held in trust account [Abstract]
Schedule of marketable securities held in trust account
	31/12/2017	31/12/2018
	US$’000	US$’000

At 31 December	–	15,196